UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 257-0004
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2006
                     --------------------------------------

Item 1.  Reports to Stockholders.

                        SUPPLEMENT dated December 8, 2006

                                     to the

                         SEMI-ANNUAL REPORT TO INVESTORS

                                   (unaudited)

                                       of

                       MELLON OPTIMA L/S STRATEGY FUND LLC

                   for the six months ended September 30, 2006


--------------------------------------------------------------------------------

On page 6 under "Financial Highlights", the Fund's "Ratios to Average Net Assets
- Net Investment Loss" for the six months ended September 30, 2006 is reported as (0.79%). This figure was not annualized, and is hereby replaced with (1.57%), the annualized value.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SEMI-ANNUAL
                    REPORT TO INVESTORS FOR FUTURE REFERENCE

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                         SEMI-ANNUAL REPORT TO INVESTORS
                                   (Unaudited)
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006

This report and the financial statements contained herein are submitted for the general information of the investors of Mellon Optima L/S Strategy Fund, LLC ("the Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund's Confidential Offering Memorandum (the "Offering Memorandum").

Any information in this investor report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. To request a copy of the most recent quarterly holdings report, semi -annual report or annual report, call 1-877-257-0004.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit the SEC's web site at http://www.sec.gov. You may also call 1-877-257-0004 to request a free copy of the proxy voting guidelines.

The Fund is available only to investment management clients of the Private Wealth Management Group of Mellon Financial Corporation, and only if they have a net worth of more than $1 million and meet other criteria as described in the Fund's Offering Memorandum. Interests in the Fund are not freely transferable, however liquidity may be available through repurchase offers made at the discretion of the Board of Directors of the Fund.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the Fund will achieve its objectives. The Offering Memorandum contains a more complete description of the risks associates with the Fund. Under no circumstances should a prospective investor elect to invest in the Fund without reviewing the Fund's Offering Memorandum.

                      Mellon Optima L/S Strategy Fund, LLC

               Portfolio Summary - September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                  Percentage of
Investment Funds                 Cost             Value           Net Assets
-------------------------------------------------------------------------------
Opportunistic                 $ 153,612,937     $ 163,208,499       34.7%
Value                           124,803,921       133,465,320       28.5%
Growth                          126,610,286       133,861,998       28.6%
Global                           31,000,000        33,732,350        7.2%
                              -------------     -------------       -----
Total Investment Funds        $ 436,027,144     $ 464,268,167       99.0%
                              =============     =============       =====


    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

            Schedule of Investments - September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                                          Percentage of
Investment Funds                                          Cost              Value          Net Assets          Liquidity +
----------------------------------------------------------------------------------------------------------------------------
Opportunistic
Asian Century Quest Fund (QP), L.P.                    $  19,000,000      $  19,365,106            4.1%       Quarterly
Hunter Global Investors Fund I L.P.                       19,127,412         20,345,058            4.3%       Quarterly
Impala Fund L.P.                                          17,000,000         16,448,691            3.5%       Quarterly
Karsh Capital II L.P.                                     28,125,331         30,556,519            6.5%       Quarterly
Kingdon Associates                                        25,283,055         27,787,155            5.9%       Quarterly
Raptor Global Fund L.P.                                   23,077,139         25,716,057            5.5%       Quarterly
Sage Opportunity Fund (QP), L.P.                          22,000,000         22,989,913            4.9%       Quarterly
                                                       -------------      -------------          -----
                                                         153,612,937        163,208,499           34.7%
                                                       -------------      -------------          -----
Value
Amici Qualified Associates L.P.                           25,173,447         27,087,286            5.8%       Quarterly
Clovis Capital Partners                                   10,247,705         12,301,800            2.6%       Quarterly
Delta Institutional L.P.                                  17,624,302         17,502,939            3.7%       Quarterly
Kinetic Institutional Partners                            22,000,000         24,751,694            5.3%       Quarterly
North Sound Class B Legacy Inst                            1,046,224          1,079,088            0.2%       Annually
North Sound Class D Legacy Inst                            6,000,000          5,656,171            1.2%       Annually
North Sound Legacy Institutional Fund                      3,344,487          4,036,016            0.9%       Quarterly
Shoshone Partners L.P.                                    15,299,000         17,191,200            3.7%       Annually
Thruway Partners, L.P.                                    24,068,756         23,859,126            5.1%       Quarterly
                                                       -------------      -------------          -----
                                                         124,803,921        133,465,320           28.5%
                                                       -------------      -------------          -----
Growth
Alydar Capital                                            20,570,236         23,334,393            5.0%       Quarterly
Copper Arch Partners, LLC                                 21,000,000         22,321,822            4.8%       Quarterly
Chilton QP Investment Partners, L.P.                      21,000,000         20,046,227            4.3%       Annually
Highbridge L/S Equity Fund                                21,643,955         22,939,055            4.9%       Quarterly
Intrepid Capital Fund QP                                  16,432,041         18,032,653            3.8%       Quarterly
Maverick Fund USA, Ltd.                                   10,964,054         11,418,691            2.4%       Annually
Pequot Capital                                            15,000,000         15,769,157            3.4%       Annually
                                                       -------------      -------------          -----
                                                         126,610,286        133,861,998           28.6%
                                                       -------------      -------------          -----
Global
Calypso Qualified Partners L.P.                           18,500,000         20,028,153            4.3%       Monthly
Lansdowne European Equity Fund L.P.                       12,500,000         13,704,197            2.9%       Monthly
                                                       -------------      -------------          -----
                                                          31,000,000         33,732,350            7.2%
                                                       -------------      -------------          -----
Total Investment Funds                                   436,027,144        464,268,167           99.0%
                                                       -------------      -------------          -----
Affiliated Investments
Dreyfus Institutional Preferred Money Market Fund          5,602,763          5,602,763            1.2%       Daily
                                                       -------------      -------------          -----
Total Investments                                      $ 441,629,907        469,870,930          100.2%
                                                       =============      =============          =====
Other Assets Less liabilities                                                (1,103,007)          -0.2%
                                                                          -------------          -----
Total Net Assets                                                          $ 468,767,923          100.0%
                                                                          =============          =====

+The Portfolio Funds provide for periodic redemptions, with lock-up provisions up to two years from initial investment.

 The liquidity provisions shown in the table apply after any applicable lock-up provisions.

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                       Statement of Assets and Liabilities
                         September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments in funds, at value (Cost at $436,027,144) (Note 2A)                           $ 464,268,167
   Investments in affiliated issuers, at value (Cost 5,602,763) (Note 2F)                        5,602,763
   Cash                                                                                            120,890
   Advance investments in funds, at cost (Note 4)                                                8,000,000
   Receivable for investments sold                                                                 219,969
   Prepaid expenses                                                                                 90,105
                                                                                             -------------
     Total assets                                                                              478,301,894

Liabilities
   Proceeds from sale of interests received in advance (Note 9)             $ 7,888,000
   Payable for repurchase of interests (Note 9)                                 121,171
   Accrued investment advisor fees (Note 3)                                   1,157,696
   Accrued professional fees                                                    253,956
   Accrued accounting and administration fees (Note 3)                           74,550
   Accrued Directors' fees (Note 3)                                              13,746
   Accrued shareholder reporting expense (Note 3)                                 7,200
   Accrued Chief Compliance Officer fees (Note 3)                                 4,500
   Accrued custody fees (Note 3)                                                  1,633
   Other accrued expenses and liabilities                                        11,519
                                                                            -----------
     Total liabilities                                                                           9,533,971
                                                                                             -------------
Net Assets                                                                                   $ 468,767,923
                                                                                             =============
Investors' Capital
   Net capital contributions                                                                 $ 440,526,900
   Net unrealized appreciation                                                                  28,241,023
                                                                                             -------------
Investors' Capital                                                                           $ 468,767,923
                                                                                             =============


    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                             Statement of Operations
             For the Six Months Ended September 30, 2006
                                  (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividend income from affiliated investments (Note 2F)                                  $ 243,647
Expenses
   Investment advisory fee (Note 3)                                    $ 3,197,105
   Audit and tax service fees                                              144,934
   Accounting, administration and investor services fees (Note 3)          111,532
   Directors fees' (Note 3)                                                 44,642
   Chief Compliance Officer expense (Note 3)                                13,500
   Custody fees (Note 3)                                                     9,497
   Miscellaneous expenses                                                   70,306
                                                                       -----------
        Total expenses                                                                    3,591,516
                                                                                      -------------
          Net investment income (loss)                                                   (3,347,869)

Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on portfolio funds sold                          2,430
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio funds                                  (8,048,065)
                                                                       -----------
          Net realized and unrealized gain (loss)                                        (8,045,635)
                                                                                      -------------
Net Decrease in Investors' Capital Derived from Investment Operations                 $ (11,393,504)
                                                                                      =============


    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

             Statements of Changes in Investors' Capital (unaudited)
--------------------------------------------------------------------------------

                                                                                                For the Period
                                                                                                  May 2, 2005
                                                                        For the Six Months      (commencement of
                                                                              Ended            operations) through
                                                                         September 30, 2006      March 31, 2006
                                                                        -------------------    -------------------
Increase (Decrease) in Investors' Capital
From Investment Operations
   Net investment income (loss)                                             $ (3,347,869)         $ (3,649,012)
   Net realized gain (loss) on portfolio funds sold                                2,430             3,006,397
   Net change in unrealized appreciation (depreciation) on
   investments in portfolio funds                                             (8,048,065)           36,289,088
                                                                        -------------------    -------------------
        Net Decrease in Investors' Capital Derived from Investment
   Operations                                                                (11,393,504)           35,646,473
                                                                        -------------------    -------------------
Capital Transactions
     Proceeds from conversion of Mellon Hedge Fund I                                               122,131,552
     Proceeds from sale of interests                                         179,417,750           148,979,099
     Repurchase of interests                                                  (2,418,084)           (3,595,363)
                                                                        -------------------    -------------------
        Net Increase in Investors' Capital Derived from Capital
   Transactions                                                              176,999,666           267,515,288
                                                                        -------------------    -------------------
Total Increase (Decrease) in Investors' Capital                              165,606,162           303,161,761
Investors' Capital
     At beginning of period                                                  303,161,761                     -
                                                                        -------------------    -------------------
     At end of period                                                      $ 468,767,923         $ 303,161,761
                                                                        ===================    ===================


    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                      For the period
                                                                                       May 2, 2005
                                                                                      (commencement
                                                             For the Six Months       of operations)
                                                             Ended September 30,         through
                                                              2006 (unaudited)        March 31, 2006
                                                            -------------------    -------------------
Total Return                                                     (2.84%)(1)               17.31%(1)
Ratios to Average Net Assets:
   Expenses                                                       1.69%(2)(3)              1.95%(2)(3)
   Net Investment loss                                           (0.79%)(3)               (1.80%)(3)
Portfolio Turnover Rate                                              0%(4)                   17%(4)
Net Assets, End of Period (000's omitted)                    $ 468,768                $ 303,162

----------
(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of the underlying funds are not included in the expense ratio.
(3) Annualized
(4) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                             Statement of Cash Flows
                   For the Six Months Ended September 30, 2006
                                  (unaudited)
--------------------------------------------------------------------------------

Cash Flows from Operating Activities
Net decrease in investors' capital resulting from operations        $ (11,393,504)
Adjustments to reconcile net increase in investors' capital
   from operations to net cash used in operating activities:
     Purchases of long-term investments                              (190,500,000)
     Proceeds from sale of long-term investments                            2,430
     Purchase of short-term investments                               (21,415,528)
     Proceeds from sale of short-term investments                      16,902,971
     Net realized gain on investments                                      (2,430)
     Net change in unrealized depreciation on investments               8,048,065
     Decrease in advance investments in funds                          67,500,000
     Decrease in receivable for investments sold                        8,763,027
     Increase in prepaid expenses                                         (84,687)
     Decrease in proceeds from sale of interests received
        in advance                                                    (55,164,500)
     Decrease in payable for repurchase of interests                      (58,313)
     Increase in accrued investment advisor fees                          470,622
     Increase in accrued professional fees                                 80,700
     Decrease in accrued accounting and administrative fees                (8,306)
     Increase in accrued Director's fees                                    4,614
     Increase in accrued Chief Compliance Officer fees                        250
     Decrease in accrued custody fees                                      (2,475)
     Decrease in other accrued expenses and liabilities                   (21,712)
                                                                    -------------
          Net cash used in operating activities                      (176,878,776)
                                                                    -------------
Cash Flows from Financing Activities
Proceeds from sale of interests                                       179,417,750
Repurchase of interests                                                (2,418,084)
                                                                    -------------
          Net cash provided by financing activities                   176,999,666
                                                                    -------------
Net change in cash                                                        120,890
                                                                    -------------
Cash at beginning of period                                                     -
                                                                    -------------
Cash at end of period                                               $     120,890
                                                                    =============


    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC

                    Notes to Financial Statements (unaudited)

(1)      Organization:

Mellon Optima L/S Strategy Fund, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on December 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

The Fund's investment objective is to seek capital appreciation over the long term by attempting to maximize risk-adjusted returns while minimizing volatility and maintaining a low correlation to the S&P 500. The Fund is a fund of hedge funds that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns principally in the U.S. equity markets by employing an investing style known as "long/short." This style combines long investments with short sales in the pursuit of opportunities in rising or declining markets. Generally, such portfolio managers conduct their investment programs through unregistered investment vehicles and in other registered investment companies (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund commenced operations on May 2, 2005.

The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged Mellon Hedge Advisors LLC (the "Adviser"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is an indirect wholly owned subsidiary of Mellon Financial Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser has engaged Optima Fund Management LLC (the "Sub-Investment Adviser"), a registered investment adviser under the Advisers Act, to assist it in performing certain of its duties.

Interests are offered solely to eligible investors ("Investors") in private placement transactions exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). Initial and additional applications for interests in the Fund by Investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

Interests of the Fund are not redeemable. The Fund from time to time may offer to repurchase interests pursuant to written tenders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each year, near mid-year and year-end. Investors can transfer or assign their membership interests only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor, or (ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion.

(2)      Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                      Mellon Optima L/S Strategy Fund, LLC

                    Notes to Financial Statements (unaudited)

(2)      Significant Accounting Policies: (continued)

A.       Valuation of the Fund and its Investments

Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

The Directors have approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate and ordinarily will be the value determined as of such period for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by each Investment Fund and are net of management fees and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost upon the value on such date unless the Board determines during such sixty-day period that amortized cost does not represent fair value.

Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

B.       Securities Transactions and Income

Securities transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. The Investment Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Investment Funds in the form of unrealized appreciation.

C.       Fund Costs

The Adviser bore the non-recurring initial offering and organizational costs of the Fund. The Fund bears all expenses incurred in the ongoing business of the Fund including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; a portion, as determined by the Board, of the compensation payable to the Fund's Chief Compliance Officer; certain printing costs; and expenses of meetings of the Board and Investors.

                      Mellon Optima L/S Strategy Fund, LLC

                    Notes to Financial Statements (unaudited)

(2)      Significant Accounting Policies: (continued)

D.       Income taxes

The Fund is treated as a partnership for Federal tax purposes. Accordingly, no provision is made by the Fund for Federal or state income taxes. For income tax purposes, each Investor will be treated as a partner of the Fund and, as such, will be taxed upon the Investor's distributive share of each item of the Fund's income, gain, loss and deductions allocated to the Fund (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Investor's taxable year. Each item will have the same character to an Investor, and will generally have the same source (either United States or foreign), as though the Investor realized the item directly. Investors must report these items regardless of the extent to which, or whether, the Fund or Investors receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

The Fund is treated as a partnership for Federal tax purposes. Accordingly, no provision is made by the Fund for Federal or state income taxes. For income tax purposes, each Investor will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss and deductions allocated to the Fund (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Investor's taxable year. Each item will have the same character to an Investor, and will generally have the same source (either United States or foreign), as though the Investor realized the item directly. Investors must report these items regardless of the extent to which, or whether, the Fund or Investors receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

At September 30, 2006, the Fund reclassified $3,347,869 and $2,430 from undistributed net investment loss and accumulated net realized gain on investments respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on the net assets.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on the calendar year 2006 Schedules K-1. The aggregate cost of Investment Funds and the gross unrealized appreciation and depreciation on Investment Funds for federal income tax purposes as of September 30, 2006 are noted below.

Federal tax cost of investment funds                    $441,629,907
                                                        ------------
Gross unrealized appreciation                             30,420,927
Gross unrealized depreciation                             (2,179,904)
                                                        ------------
Net unrealized appreciation                             $ 28,241,023
                                                        ============

E.       Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Fund believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                      Mellon Optima L/S Strategy Fund, LLC

                    Notes to Financial Statements (unaudited)

F.       Short-Term Investments

Short-term investments consist of liquid investments with maturities of less than 90 days. The Fund had $5,602,763 invested in the Dreyfus Institutional Preferred Plus Money Market Fund, an affiliated institutional money market fund.

(3)      Investment Advisory Fee and Other Transactions with Affiliates:

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Advisory Fee") at the annual rate of 1.50% of the Fund's net assets. Pursuant to this agreement the Fund was charged $3,197,105 during the period of April 1, 2006 to September 30, 2006.

The Fund compensates DPM Mellon, L.L.C. ("DPM"), a wholly-owned indirect subsidiary of Mellon Financial Corporation, under an Administration and Transfer Agency Agreement for certain administration and transfer agency services for the Fund. In consideration for these services, the Fund pays DPM an annual fee calculated based upon the net assets of the Fund, subject to a minimum monthly fee, and reimburses certain of DPM's expenses. Pursuant to this agreement the Fund was charged $100,529 during the period of April 1, 2006 to September 30, 2006.

The Fund compensates Mellon Trust of New England, N.A. ("MTNE"), a wholly-owned direct subsidiary of Mellon Financial Corporation, under a Custody Agreement to provide custody services for the Fund. In consideration for these services, MTNE earns interest on balances, including disbursement balances and balances arising from purchase and sale transactions, and the Fund reimburses certain of MTNE's expenses. Pursuant to this agreement the Fund was charged $9,497 during the period of April 1, 2006 to September 30, 2006.

The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $11,003 for the period April 1, 2006 to September 30, 2006

Effective July 1, 2005, the Fund reimburses Mellon Asset Management for a portion of the salary of the Fund's Chief Compliance Officer. Pursuant to this arrangement, the Fund was charged $13,500 for the period from April 1, 2006 to September 30, 2006. No other director, officer or employee of Mellon Hedge Advisors, LLC or its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not a director, officer or employee of the Adviser or its affiliates (an "Independent Director") an annual retainer and per meeting fees. The Fund also reimburses the directors for their reasonable out-of-pocket expenses. In addition, the Fund pays the legal fees for the independent counsel of the Independent Directors. The Directors do not receive any pension or retirement benefits from the Fund.

(4)      Investment Transactions:

During the period of April 1, 2006 to September 30, 2006, the Fund had aggregate purchases and proceeds from sales of Investment Funds of $190,500,000 and $2,430, respectively.

At September 30, 2006, the Fund had made advance investments in Investment Funds as follows:

Investment Fund                                          Amount
---------------                                        ----------
Impala Fund L.P.                                        5,000,000
Lansdowne European Equity Fund L.P.                     3,000,000
                                                       ----------
                                                       $8,000,000
                                                       ==========

                      Mellon Optima L/S Strategy Fund, LLC

                    Notes to Financial Statements (unaudited)

(5)      Indemnification:

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

(6)      Financial Instruments with Off-Balance Sheet Risk:

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

(7)      Risk Factors:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to a select group of portfolio managers and invests in Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Fund may limit its investment position in any one Investment Fund to less than 5% of the Investment Fund's outstanding voting securities. Alternatively, to facilitate investments in Investment Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Investment Funds. In cases where the Fund purchases non-voting securities of, or waives its right to vote securities in, an Investment Fund, the Fund will not be able to vote on matters that required the approval of security holders of the Investment Fund, including matters that may be adverse to the Fund's and its Investors' interests.

(8)      New Accounting Requirements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

(9)      Subsequent Events:

On March 20, 2006, the Fund offered to repurchase up to $10,000,000 in interests in the Fund from Investors at their estimated net asset value as of June 30, 2006. The offer expired by its terms on April 17, 2006. The Fund received and accepted pursuant to this offer tender requests for Fund interests with an

                      Mellon Optima L/S Strategy Fund, LLC

                    Notes to Financial Statements (unaudited)

(9)      Subsequent Events: (continued)

estimated value of $2,504,461. The Fund initially paid out 95% of the estimated value of the repurchase interests. The remaining amount will be paid out promptly after completion of the Fund's year-end audit.

On October 3, 2006, the Fund offered to repurchase up to $20,000,000 in interests in the Fund from Investors at their estimated net asset value as of December 31, 2006. The offer expired by its terms on November 1, 2006. The Fund received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $14,101,966. The Fund initially paid out 95% of the estimated value of the repurchase interests. The remaining amount will be paid out promptly after completion of the Fund's year-end audit.

As of September 30, 2006 the Fund had received in advance proceeds from the sale of interests of $7,888,000, which was credited to Investor's Capital as of October 2, 2006. From October 1, 2006 through November 17, 2006, the Fund received additional contributions from Investors of $16,368,000.

--------------------------------------------------------------------------------
Directors and Officers

The following table lists the Fund's directors and officers; their addresses and dates of birth; their position(s) with the Fund; the length of time holding such position(s) with the Fund; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Fund's Confidential Offering Memorandum includes additional information about the Fund's Directors and is available, without charge to qualified clients of Mellon Private Wealth Management, upon request by writing Mellon Optima L/S Strategy Fund, LLC at One Boston Place, Suite 024-0071, Boston, MA 02108 or calling toll free 1-877-257-0004.

------------------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number
                                                                                               of
                                           Term of                                         Portfolios    Other
                                           Office                                           in Fund   Directorships    Director
                                            and                                             Complex     Held by      Remuneration
                           Position(s)    Length of                                         Overseen    Director    (period ended
Name, Address and           Held with       Time          Principal Occupation(s)              by     Outside Fund   September 30,
Date of Birth                 Fund         Served          During Past 5 Years              Director    Complex         2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming          Director          Term -       Chairman Emeritus,                   32         None         $ 7,750
c/o Decision Resources,                    Indefinite     Decision Resources, Inc.
Inc.                                        Length -      ("DRI"), a biotech and
260 Charles Street                           Since        pharmaceutical research and
Waltham, MA 02453                          Inception      consulting firm; formerly,
9/30/40                                                   Chairman of the Board and
                                                          Chief Executive Officer, DRI
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman       Director          Term -       William Joseph Maier                 32         None         $ 7,750
c/o Harvard University                     Indefinite     Professor of Political
Littauer Center 127                         Length -      Economy, Harvard
Cambridge, MA 02138                          Since        University
8/5/44                                     Inception
------------------------------------------------------------------------------------------------------------------------------------
John H. Hewitt             Director          Term -       Trustee, Mertens House,              32         None         $ 7,750
P.O. Box 2333                              Indefinite     Inc., (hospice)
New London, NH 03257                        Length -
4/11/35                                      Since
                                           Inception
------------------------------------------------------------------------------------------------------------------------------------
Caleb Loring III           Director          Term -       Trustee, Essex Street                32         None         $ 8,750
c/o Essex Street                           Indefinite     Associates, a family
Associates                                  Length -      investment trust office
P.O. Box 5600                                Since
Beverly, MA 01915                          Inception
11/14/43
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Interested Director
------------------------------------------------------------------------------------------------------------------------------------

Patrick J. Sheppard*       Director,         Term -       President and Chief                  32         None         $ 0
c/o The Boston Company     President       Indefinite     Operating Officer of The
Asset Management, LLC      and Chief        Length -      Boston Company Asset
One Boston Place           Executive         Since        Management, LLC;
Boston, MA 02108           Officer         Inception      formerly, Senior Vice
7/24/65                                                   President and Chief
                                                          Operating Officer, Mellon
                                                          Institutional Asset
                                                          Management ("MIAM");
                                                          formerly Vice President and
                                                          Chief Financial Officer, MIAM
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Sheppard is an "Interested Director," as defined in the 1940 Act, due to his position as President and Chief Operating Officer of The Boston Company Asset Management, LLC, an affiliate of the Adviser.

---------------------------------------------------------------------------------------------------------------
Principal Officers Who Are Not Directors
---------------------------------------------------------------------------------------------------------------
                                                    Term of
                                                    Office
                                                     and
                            Position(s)           Length of
Name, Address and            Held with               Time         Principal Occupation(s)
Date of Birth                 Fund                  Served        During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Steven M. Anderson           Vice                     Term -      Vice President and Mutual Funds
c/o Mellon Institutional   President,               Indefinite    Controller, Mellon Institutional Asset
Asset Management           Treasurer                 Length -     Management; formerly Assistant Vice
One Boston Place           and Chief                  Since       President and Mutual Funds Controller,
Boston, MA 02108           Financial                Inception     Standish Mellon Asset Management, LLC
7/14/65                    Officer
---------------------------------------------------------------------------------------------------------------
Jessica A. Drislane          Vice                     Term -      First Vice President and Director of Hedge
c/o Mellon Private         President                Indefinite    Fund Strategies, Mellon Private Wealth
Wealth Management                                    Length -     Management Group and Vice President,
Group                                                 Since       Mellon Hedge Advisors, LLC; formerly,
One Boston Place                                      March       Founder and Chief Investment Officer,
Boston, MA 02108                                      2006        Hub Capital Management and Principal,
4/30/72                                                           Capital Resource Partners.
---------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice                     Term -      Senior Vice President and Head of
c/o Mellon Institutional   President                Indefinite    Operations, Mellon Institutional Asset
Asset Management             and                     Length -     Management ("MIAM"); formerly First
One Boston Place           Secretary                  Since       Vice President, MIAM and Mellon Global
Boston, MA 02108                                    Inception     Investments
2/20/61
---------------------------------------------------------------------------------------------------------------
Ridgeway H. Powell           Vice                    Term -       First Vice President of Mellon Private
c/o Mellon Private         President               Indefinite     Wealth Management Group ("MPWM")
Wealth Management                                   Length -      and Vice President of Mellon Hedge
Group                                                Since        Advisors, LLC; formerly Head of Taxable
One Boston Place                                   June 2005      Fixed Income Desk, MPWM.
Boston, MA 02108
11/5/63
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                    Term of
                                                    Office
                                                     and
                            Position(s)           Length of
Name, Address and            Held with               Time         Principal Occupation(s)
Date of Birth                 Fund                  Served        During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Denise B. Kneeland          Assistant              Term -         Vice President and Manager, Mutual Funds
c/o Mellon Institutional      Vice               Indefinite       Operations, Mellon Institutional Asset
Asset Management            President              Length -       Management; formerly Vice President and
One Boston Place                                   Since          Manager, Mutual Funds Operations,
Boston, MA 02108                                 Inception        Standish Mellon Asset Management, LLC
8/19/51
---------------------------------------------------------------------------------------------------------------
Mary T. Lomasney             Chief                 Term -         First Vice President, Mellon Institutional
c/o Mellon Institutional   Compliance            Indefinite       Asset Management and Chief Compliance
Asset Management            Officer               Length -        Officer, Mellon Funds Distributor;
One Boston Place                                  Since           formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                 Inception        Vice President, State Street Research &
4/8/57                                                            Management Company ("SSRM"), and
                                                                  Vice President, SSRM
---------------------------------------------------------------------------------------------------------------

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Investors filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable to this semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1)   Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as
                  Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Optima L/S Strategy Fund, LLC

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           -------------------------------------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  December 8, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------------------------------------
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date:  December 8, 2006


By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           -----------------------------------------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  December 8, 2006